DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ (862)	$ (42)	$ 1,520
Unrealized gain (loss) on forward contracts, net	342	482
Outstanding hedge transactions	30,354	17,245
Gain or loss on the derivative instruments of other comprehensive loss to cost of revenues	27	(474)
Gain or loss on the derivative instruments, other comprehensive loss to research and development expenses	133	(2,176)
Gain or loss on the derivative instruments, other comprehensive loss to sales and marketing expenses	36	(540)
Gain or loss on the derivative instruments, other comprehensive loss to general and administrative expenses	29	(440)
Non-designated hedge transactions	$ 10,326	$ 12,459